Share option scheme and restricted stock units - Fair value per award granted (Details)	12 Months Ended
	Jan. 31, 2019 GBP (£) year shares	Jan. 31, 2018 GBP (£) shares	Jan. 31, 2017 GBP (£) shares
Share Options
Number of shares (in shares) | shares	9,168,396	8,577,236	7,383,401
RSU's
Number of shares (in shares) | shares	814,256	275,877	0
Exercise price (in Pounds per share)	£ 0.01	£ 0.01	£ 0.00
Share price at grant date (in Pounds per share)	£ 0.01	£ 0.01
Approved EMI scheme
Share Options
Number of shares (in shares) | shares	408,956
Unapproved scheme
Share Options
Number of shares (in shares) | shares	8,759,440
April 7, 2011 | Approved EMI scheme
Share Options
Number of shares (in shares) | shares	5,873
Exercise price of outstanding share options (in Pounds per share)	£ 0.65
Share price at grant date	0.65
Fair value per option (in Pounds per share)	£ 0.47
Award life (years) | year	5.00
Risk free rate	2.70%
May 10, 2012 | Approved EMI scheme
Share Options
Number of shares (in shares) | shares	150,046
Exercise price of outstanding share options (in Pounds per share)	£ 0.60
Share price at grant date	0.52
Fair value per option (in Pounds per share)	£ 0.24
Award life (years) | year	5.00
Risk free rate	1.00%
December 24, 2012 | Approved EMI scheme
Share Options
Number of shares (in shares) | shares	21,500
Exercise price of outstanding share options (in Pounds per share)	£ 0.85
Share price at grant date	0.85
Fair value per option (in Pounds per share)	£ 0.59
Award life (years) | year	5.00
Risk free rate	0.90%
January 31, 2013 | Approved EMI scheme
Share Options
Number of shares (in shares) | shares	72,973
Exercise price of outstanding share options (in Pounds per share)	£ 0.20
Share price at grant date	0.94
Fair value per option (in Pounds per share)	£ 0.74
Award life (years) | year	5.00
Risk free rate	1.00%
December 18, 2013 | Unapproved scheme
Share Options
Number of shares (in shares) | shares	76,364
Exercise price of outstanding share options (in Pounds per share)	£ 0.20
Share price at grant date	1.85
Fair value per option (in Pounds per share)	£ 1.65
Award life (years) | year	5.00
Risk free rate	1.00%
July 15, 2014 | Approved EMI scheme
Share Options
Number of shares (in shares) | shares	100,000
Exercise price of outstanding share options (in Pounds per share)	£ 1.26
Share price at grant date	1.26
Fair value per option (in Pounds per share)	£ 0.65
Award life (years) | year	3.00
Risk free rate	1.30%
January 21, 2015 | Unapproved scheme
Share Options
Number of shares (in shares) | shares	75,000
Exercise price of outstanding share options (in Pounds per share)	£ 1.23
Share price at grant date	1.22
Fair value per option (in Pounds per share)	£ 0.64
Award life (years) | year	3.00
Risk free rate	0.60%
June 23, 2016 | Approved EMI scheme
Share Options
Number of shares (in shares) | shares	58,564
Exercise price of outstanding share options (in Pounds per share)	£ 1.05
Share price at grant date	1.05
Fair value per option (in Pounds per share)	£ 0.25
Award life (years) | year	3.00
Risk free rate	0.30%
June 27, 2017 | Unapproved scheme
Share Options
Number of shares (in shares) | shares	5,989
Exercise price of outstanding share options (in Pounds per share)	£ 1.80
Share price at grant date	1.78
Fair value per option (in Pounds per share)	£ 0.64
Award life (years) | year	3.00
Risk free rate	0.23%
July 18, 2017 | Unapproved scheme
RSU's
Number of shares (in shares) | shares	121,950
Exercise price (in Pounds per share)	£ 0.01
Share price at grant date (in Pounds per share)	2.05
Fair value per option (in Pounds per share)	£ 2.04
Award life (years) | year	1.00
Risk free rate	0.70%
October 24, 2017 | Unapproved scheme
RSU's
Number of shares (in shares) | shares	692,306
Exercise price (in Pounds per share)	£ 0.01
Share price at grant date (in Pounds per share)	0.26
Fair value per option (in Pounds per share)	£ 0.25
Award life (years) | year	1.00
Risk free rate	0.79%
April 20, 2018 | Unapproved scheme
Share Options
Number of shares (in shares) | shares	9,514
Exercise price of outstanding share options (in Pounds per share)	£ 2.05
Tranche one | July 15, 2014 | Unapproved scheme
Share Options
Number of shares (in shares) | shares	175,000
Exercise price of outstanding share options (in Pounds per share)	£ 1.26
Share price at grant date	1.26
Fair value per option (in Pounds per share)	£ 0.65
Award life (years) | year	3.00
Risk free rate	1.30%
Tranche one | June 23, 2016 | Unapproved scheme
Share Options
Number of shares (in shares) | shares	110,576
Exercise price of outstanding share options (in Pounds per share)	£ 0.01
Share price at grant date	1.05
Fair value per option (in Pounds per share)	£ 1.04
Award life (years) | year	0.50
Risk free rate	0.30%
Tranche one | July 18, 2017 | Unapproved scheme
Share Options
Number of shares (in shares) | shares	11,825
Exercise price of outstanding share options (in Pounds per share)	£ 1.83
Share price at grant date	1.83
Fair value per option (in Pounds per share)	£ 0.66
Award life (years) | year	3.00
Risk free rate	0.26%
Tranche one | October 24, 2017 | Unapproved scheme
Share Options
Number of shares (in shares) | shares	12,264
Exercise price of outstanding share options (in Pounds per share)	£ 1.80
Share price at grant date	1.70
Fair value per option (in Pounds per share)	£ 0.57
Award life (years) | year	3.00
Risk free rate	0.46%
Tranche one | April 20, 2018 | Unapproved scheme
Share Options
Number of shares (in shares) | shares	9,514
Exercise price of outstanding share options (in Pounds per share)	£ 2.05
Share price at grant date	2.05
Fair value per option (in Pounds per share)	£ 0.69
Award life (years) | year	3.00
Risk free rate	0.79%
Tranche one | October 19, 2018 | Unapproved scheme
Share Options
Number of shares (in shares) | shares	4,324,198
Exercise price of outstanding share options (in Pounds per share)	£ 0.30
Share price at grant date	0.30
Fair value per option (in Pounds per share)	£ 0.09
Award life (years) | year	3.00
Risk free rate	0.81%
Tranche two | July 15, 2014 | Unapproved scheme
Share Options
Number of shares (in shares) | shares	100,000
Exercise price of outstanding share options (in Pounds per share)	£ 0.80
Share price at grant date	0.81
Fair value per option (in Pounds per share)	£ 0.65
Award life (years) | year	1.90
Risk free rate	0.50%
Tranche two | October 19, 2018 | Unapproved scheme
Share Options
Number of shares (in shares) | shares	3,814,970
Exercise price of outstanding share options (in Pounds per share)	£ 0.30
Share price at grant date	0.30
Fair value per option (in Pounds per share)	£ 0.12
Award life (years) | year	3.00
Risk free rate	0.90%
Tranche three | June 23, 2016 | Unapproved scheme
Share Options
Number of shares (in shares) | shares	43,740
Exercise price of outstanding share options (in Pounds per share)	£ 1.05
Share price at grant date	1.05
Fair value per option (in Pounds per share)	£ 0.25
Award life (years) | year	3.00
Risk free rate	0.30%